Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 303,343	₩ 243,543
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	99,105	110,632
Short-term financial instruments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	148,000	71,000
Accounts receivable, net
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	52,615	59,761
Other receivables, net
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6	8
Other current financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	598	818
Other non-current financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 3,019	₩ 1,324